Subsequent Events (Details Narrative) - USD ($)																								1 Months Ended	3 Months Ended		5 Months Ended	12 Months Ended
	Jul. 14, 2020	Jul. 06, 2020	Jul. 02, 2020	Jun. 30, 2020	Jun. 12, 2020	May 28, 2020	May 22, 2020	May 22, 2020	May 21, 2020	May 21, 2020	May 20, 2020	May 19, 2020	May 17, 2020	May 07, 2020	Apr. 24, 2020	Apr. 15, 2020	Apr. 15, 2020	Apr. 13, 2020	Apr. 07, 2020	Mar. 16, 2020	Jan. 23, 2020	Jun. 14, 2019	Dec. 01, 2016	Jul. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Oct. 24, 2020	Dec. 31, 2019	Dec. 31, 2018	May 15, 2020	Jan. 02, 2020
Original issue discount																												$ 595,088
Proceeds from notes																									$ 950,000	$ 500,000		2,482,500	$ 718,559
Value of shares issued during period for service rendered																										52,500		$ 738,300	$ 801,000
Debt instrument, interest rate																												5.00%	5.00%
Inventory																									1,300,136			$ 1,369,225	$ 923,707
Payment of debt																									$ 170,815	$ 22,500		581,496	99,444
Stock issued during period, value																												$ 2,039,303	$ 5,315,176
Common Stock [Member]
Stock issued during period, shares																												1,175,000	1,312,520
Number of shares issued during period for service rendered																										10,500		291,736	158,797
Value of shares issued during period for service rendered																										$ 10		$ 292	$ 159
Stock issued during period, value																												$ 1,175	$ 1,313
Securities Purchase Agreement [Member]
Stock issued during period, shares																								20,000
Loan Agreement [Member]
Debt instrument, interest rate																															1.50%
Loan Agreement [Member] | Tiburon Opportunity Fund [Member]
Debt instrument, interest rate																						1.50%
Debt instrument, maturity date																						Dec. 27, 2019
Loan Agreement [Member] | Cloud B Inc. [Member]
Debt instrument, maturity date																							Dec. 31, 2017
Subsequent Event [Member]
Stock issued during period, shares										50,000							12,500
Common stock issued for restricted																											8,000
Stock issued during period, value										$ 116,500							$ 12,500			$ 477,500
Subsequent Event [Member] | Restricted Stock Units [Member]
Stock issued during period, shares												40,000
Subsequent Event [Member] | Senior Secured Note [Member]
Debt instrument, face amount						$ 56,250						$ 200,000
Debt instrument, interest rate												16.00%
Debt instrument, maturity date												May 21, 2021
Payment of debt						50,000
Debt instrument, amount						$ 6,250
Subsequent Event [Member] | Purchaser-Assignees [Member]
Stock issued during period, shares													10,000
Subsequent Event [Member] | Paul J. Solit and Julie B. Solit [Member]
Stock issued during period, shares				13,000
Stock issued during period, value				$ 30,420
Subsequent Event [Member] | Richard O'Leary [Member]
Stock issued during period, shares			6,500
Stock issued during period, value			$ 15,535
Subsequent Event [Member] | Consultant [Member]
Stock issued during period, shares		25,000
Number of shares issued during period for service rendered									50,000
Value of shares issued during period for service rendered									$ 114,000
Stock issued during period, value		$ 61,000
Subsequent Event [Member] | Jefferson Street Capital, LLC [Member]
Stock issued during period, shares															10,700
Stock issued during period, value															$ 18,725
Subsequent Event [Member] | BHP Capital NY Inc [Member]
Stock issued during period, shares															10,700
Stock issued during period, value															$ 18,725
Subsequent Event [Member] | Caro Partners, LLC [Member]
Stock issued during period, shares																		12,500
Number of shares issued during period for service rendered																		12,500
Value of shares issued during period for service rendered																		$ 31,625
Stock issued during period, value																	31,625
Subsequent Event [Member] | PPE Brickell Supplies, LLC [Member]
Stock issued during period, shares									200,000	200,000
Stock issued during period, value									$ 456,000	$ 466,000
Subsequent Event [Member] | Graphene Holdings, LLC [Member]
Stock issued during period, shares									50,000	50,000
Number of shares issued during period for service rendered							200,000
Value of shares issued during period for service rendered							$ 466,000
Stock issued during period, value									$ 114,000	$ 116,500
Subsequent Event [Member] | Graphene Holdings [Member]
Stock issued during period, shares								200,000
Stock issued during period, value								$ 488,000
Subsequent Event [Member] | Tiburon Opportunity Fund [Member]
Stock issued during period, shares				212,000
Stock issued during period, value				$ 440,960
Subsequent Event [Member] | Cloud B Inc. [Member]
Stock issued during period, shares				150,000
Stock issued during period, value				$ 405,000
Subsequent Event [Member] | Rawleigh Ralls [Member]
Stock issued during period, shares				33,000
Stock issued during period, value				$ 79,860
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Jefferson Street Capital, LLC [Member]
Stock issued during period, shares																			10,700
Debt instrument, conversion price																			$ 2.05
Debt instrument, maturity date																			Oct. 07, 2020
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Jefferson Street Capital, LLC [Member] | Investor [Member]
Debt instrument, face amount																			$ 168,000
Original issue discount																			18,000
Proceeds from notes																			$ 150,000
Debt instrument, description																			The Note has a term of six (6) months, is due on October 7, 2020 and has a one-time interest charge of 2%.
Stock issued during period, shares																			10,700
Debt instrument, conversion price																			$ 2.05
Subsequent Event [Member] | Securities Purchase Agreement [Member] | BHP Capital NY Inc [Member]
Stock issued during period, shares																			10,700
Debt instrument, conversion price																			$ 2.05
Debt instrument, maturity date																			Oct. 07, 2020
Subsequent Event [Member] | Securities Purchase Agreement [Member] | BHP Capital NY Inc [Member] | Investor [Member]
Debt instrument, face amount																			$ 168,000
Original issue discount																			18,000
Proceeds from notes																			$ 150,000
Debt instrument, description																			The Note has a term of six (6) months, is due on October 7, 2020 and has a one-time interest charge of 2%.
Stock issued during period, shares																			10,700
Debt instrument, conversion price																			$ 2.05
Subsequent Event [Member] | Loan Agreement [Member]
Proceeds from loan																$ 789,852
Debt instrument, maturity date																Apr. 15, 2022					Jan. 23, 2023
Subsequent Event [Member] | Loan Agreement [Member] | Investor [Member]
Number of shares issued during period for service rendered																					100,000
Subsequent Event [Member] | Loan Agreement [Member] | Edison Nation Inc. [Member]
Proceeds from loan																	$ 789,852
Debt instrument, interest rate																1.00%	1.00%
Debt instrument, maturity date																	Apr. 15, 2022
Subsequent Event [Member] | Loan Agreement [Member] | Tiburon Opportunity Fund [Member]
Debt instrument, face amount																															$ 400,000
Subsequent Event [Member] | Consulting Agreements [Member] | Common Stock [Member]
Compensated shares for the common stock																	10,000
Subsequent Event [Member] | Repurchase Agreement [Member]
Payments of inventory					$ 105,000									$ 100,000
Inventory																														$ 105,000
Subsequent Event [Member] | Share Exchange Agreement [Member]
Purchase units description											The Company purchased 25 membership units of Global Clean Supplies, LLC, a Nevada limited liability company ("Global") from each of PPE and Graphene, for a total of fifty (50) units, representing fifty percent (50%) of the issued and outstanding units of Global (the "Purchase Units").
Equity method investment, ownership percentage											50.00%
Subsequent Event [Member] | Amended Limited Liability Company Agreement of Global [Member] | Edison Nation Inc. [Member]
Equity method investment, ownership percentage											50.00%
Subsequent Event [Member] | Amended Limited Liability Company Agreement of Global [Member] | PPE [Member]
Equity method investment, ownership percentage											25.00%
Subsequent Event [Member] | Amended Limited Liability Company Agreement of Global [Member] | Graphene [Member]
Equity method investment, ownership percentage											25.00%
Subsequent Event [Member] | Note Agreement [Member] | Paul J. Solit and Julie B. Solit [Member] | Warrant [Member]
Original issue discount	$ 14,000
Debt instrument, maturity date	Dec. 15, 2020
Subsequent Event [Member] | Note Agreement [Member] | Paul J. Solit and Julie B. Solit [Member] | Warrant [Member] | Incentive Shares [Member]
Number of common stock, incentive shares	13,000
Number of common stock, incentive shares, value	$ 49,140
Subsequent Event [Member] | Note Agreement [Member] | Richard O'Leary [Member] | Warrant [Member]
Original issue discount	$ 7,000
Debt instrument, description	Under the terms of the Amendment, the parties amended the terms of the January 17, 2020 Note Agreement (the "Agreement") and Common Stock Purchase Warrant (the "Warrant") such that; (i) the maturity date of the Agreement was extended to January 17, 2021, (ii) the Original Issuer Discount ("OID") shall be increased to $7,000, (iii) the Lender shall be issued 6,500 Additional Incentive Shares and (iv) the expiration date of the Warrant shall be extended to June 30, 2021.
Stock issued during period, shares	6,500
Debt instrument, maturity date	Jan. 17, 2021
Warrant expirate date	Jun. 30, 2021
Subsequent Event [Member] | Note Agreement [Member] | Richard O'Leary [Member] | Warrant [Member] | Incentive Shares [Member]
Number of common stock, incentive shares	6,500
Number of common stock, incentive shares, value	$ 24,570
Subsequent Event [Member] | Note Agreement [Member] | Rawleigh H. Ralls IRA [Member] | Common Stock [Member]
Stock issued during period, shares	191,000
Subsequent Event [Member] | Note Agreement [Member] | Rawleigh H. Ralls IRA [Member] | Warrant [Member]
Original issue discount	$ 34,000
Debt instrument, description	Under the terms of the Amendment, the parties amended the terms of the January 10, 2020 Note Agreement (the "Agreement") and Common Stock Purchase Warrant (the "Warrant") such that; (i) the maturity date of the Agreement was extended to January 10, 2021, (ii) the Original Issuer Discount ("OID") shall be increased to $34,000, (iii) the Lender shall be issued 33,000 Additional Incentive Shares and (iv) the Company shall prepare and file with the United States Securities and Exchange Commission a registration statement on Form S-1 within 30 days of the Effective Date of the Amendment, that registers a total of 191,000 shares of Common Stock, which such amount of shares is the sum of 125,000 Warrant Shares, the 33,000 Incentive Shares, and 33,000 Additional Incentive Shares.
Debt instrument, maturity date	Jan. 10, 2021
Subsequent Event [Member] | Note Agreement [Member] | Rawleigh H. Ralls IRA [Member] | Warrant [Member] | Incentive Shares [Member]
Number of common stock, incentive shares	33,000
Number of common stock, incentive shares, value	$ 124,740
Subsequent Event [Member] | Note Agreement [Member] | Rawleigh H. Ralls IRA [Member] | Warrant shares [Member]
Stock issued during period, shares	125,000
Subsequent Event [Member] | Note Agreement [Member] | Rawleigh H. Ralls IRA [Member] | Incentive Shares [Member]
Stock issued during period, shares	33,000
Subsequent Event [Member] | Note Agreement [Member] | Rawleigh H. Ralls IRA [Member] | Additional Incentive Shares [Member]
Stock issued during period, shares	33,000
Subsequent Event [Member] | Note Agreement [Member] | Lender [Member] | Warrant [Member]
Original issue discount	$ 33,000
Subsequent Event [Member] | Note Agreement [Member] | Lender [Member] | Additional Incentive Shares [Member]
Original issue discount	$ 13,000